CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	Class A Common stock	Class B common stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at Oct. 21, 2018	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Oct. 21, 2018	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 575	24,425		25,000
Issuance of Class B common stock to Sponsor (in shares)		5,750,000
Net income		$ (2,555)		(2,555)	(2,555)
Balance at Dec. 31, 2018		$ 575	24,425	(2,555)	22,445
Balance (in shares) at Dec. 31, 2018	0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Anchor Investors		$ 58	2,255		2,313
Issuance of Class B common stock to Anchor Investors (in shares)		575,000
Forfeiture of Class B common stock from Sponsor		$ (58)	58
Sale of units in initial public offering, gross	$ 2,300		229,997,700		230,000,000
Offering costs			(13,398,120)		(13,398,120)
Sale of private placement warrants to Sponsor and Anchor Investors in private placement			6,900,000		6,900,000
Common stock subject to possible redemption	$ (2,206)		(218,777,150)	(1,833,364)	(220,612,720)
Common stock subject to possible redemption (in shares)	(22,061,272)
Common stock subject to possible redemption (in shares)	22,061,272
Net income	$ 2,966,547	(880,464)		2,086,083	2,086,083
Balance at Dec. 31, 2019	$ 94	$ 575	4,749,168	250,164	5,000,001
Balance (in shares) at Dec. 31, 2019	938,728	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption	$ (6)		1,463,719	(2,086,083)	(622,370)
Common stock subject to possible redemption (in shares)	(62,237)
Common stock subject to possible redemption (in shares)	62,237
Net income				622,375	622,375
Balance at Mar. 31, 2020	$ 88	$ 575	6,212,887	(1,213,544)	5,000,006
Balance (in shares) at Mar. 31, 2020	876,491	5,750,000
Balance at Dec. 31, 2019	$ 94	$ 575	4,749,168	250,164	5,000,001
Balance (in shares) at Dec. 31, 2019	938,728	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in initial public offering, gross					230,000,000
Net income	$ 1,076,300	$ (458,680)			617,620
Balance at Jun. 30, 2020	$ 88	$ 575	6,840,012	(1,840,674)	5,000,001
Balance (in shares) at Jun. 30, 2020	876,966	5,750,000
Balance at Mar. 31, 2020	$ 88	$ 575	6,212,887	(1,213,544)	5,000,006
Balance (in shares) at Mar. 31, 2020	876,491	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption			627,125	(622,375)	4,750
Common stock subject to possible redemption (in shares)	(475)
Common stock subject to possible redemption (in shares)	475
Net income	$ 223,836	$ (228,591)		(4,755)	(4,755)
Balance at Jun. 30, 2020	$ 88	$ 575	$ 6,840,012	$ (1,840,674)	$ 5,000,001
Balance (in shares) at Jun. 30, 2020	876,966	5,750,000